Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deductible loss and credit carryforwards [Line Items]
Increase in valuation allowance	$ 2,464,172	$ 1,820,266	$ 1,384,537
Interest or penalties on unrecognized tax benefits	$ 0
U.S. corporate income tax rate	21.00%	35.00%
Reduction in deferred tax assets		$ (280,090)
Deferred foreign earnings subject to transition tax	$ 0
Beginning Period
Deductible loss and credit carryforwards [Line Items]
Net operating loss carryforwards expiration year	2034
Ending Period
Deductible loss and credit carryforwards [Line Items]
Net operating loss carryforwards expiration year	2038
Federal
Deductible loss and credit carryforwards [Line Items]
Net operating loss carryforwards	$ 2,978,866
State
Deductible loss and credit carryforwards [Line Items]
Net operating loss carryforwards	$ 715,508